Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000170903 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000170903 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170903 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170903 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | Commonwealth Bank of AustraliaFR_621503002
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170903 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000170903 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000170903 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170903 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000170903 | France
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000170903 | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000170903 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000170903 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000170903 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170903 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055942 | U.S. Treasury Inflation-Indexed NotesFR_912828XL9
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055942 | U.S. Treasury BillsFR_912797PE1_0.010000_2025-07-17
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000055942 | U.S. Treasury BillsFR_912797PX9_0.010000_2025-09-18
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055942 | U.S. Treasury BillsFR_912797NX1_0.010000_2025-07-03
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055942 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055942 | U.S. Treasury BillsFR_912797MH7_0.010000_2025-09-04
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055942 | U.S. Treasury BillsFR_912797QB6_0.010000_2025-07-22
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.364961_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000055942 | U.S. Treasury BillsFR_912797PZ4_0.010000_2025-07-08
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CLA7_4.421961_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055942 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000055943 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055943 | FICCRP TRI PARTY REPO AFR_934QYA005_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055943 | FICCBA TRI PARTY REPO AFR_942NHH006_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055943 | JP MORGAN SEC LLC TPR AFR_930PNJ004_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000055943 | FICCUB BI PARTY REPOFR_944DQXII3_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055943 | FICCJP TRI PARTY REPO AFR_952JMUII9_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CMJ7_4.337961_2027-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000055943 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.444961_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055943 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000055943 | U.S. Treasury BillsFR_912797QP5_0.010000_2025-11-06
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000055943 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000055943 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000029566 | U.S. Treasury BillsFR_912797QJ9_0.010000_2025-08-12
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029566 | FICCBA TRI PARTY REPO AFR_942NHH006_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029566 | JP MORGAN SEC LLC TPR AFR_930PNJ004_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029566 | FICCUB BI PARTY REPOFR_944DQXII3_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029566 | FICCJP TRI PARTY REPO AFR_952JMUII9_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029566 | U.S. Treasury BillsFR_912797RA7_0.010000_2026-01-02
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029566 | JP MORGAN SEC LLC TPR D TRI PARTY REPO DFR_930PNG000_4.400000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029566 | FICCMS TRI PARTY REPO DFR_944JXN903_4.390000_2025-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000029566 | U.S. Treasury BillsFR_912797PN1_0.010000_2025-08-14
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029566 | JPMBOS CAFR_932KXR004_4.550000_2025-10-24
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029566 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000029566 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000029566 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000029566 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	11.70%